Related-party Transactions: Debt reassigned to non-related parties by related parties (Details) (USD $)	Jul. 31, 2013
Debt reassigned	$ 750,000
Company Controlled by Directors
Debt reassigned	560,000
Majority Shareholder
Debt reassigned	115,000
Company Controlled by Major Shareholder
Debt reassigned	$ 75,000